PROVISIONS AND CONTINGENCIES - Roll forward (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 CAD ($)
Reconciliation of changes in provisions
Balance at the beginning of the period	$ 76,549
Recognized in income	(15,489)
Payments	(26,682)
Other	183
Balance at the end of the period	$ 34,561